Pension and Other Retiree Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial (loss) gain	$ 7.2	$ 7.8	$ 7.0
U.S.
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss (gain)	9.6	23.5	(0.2)
Amortization of actuarial (loss) gain	(6.2)	(4.3)	(3.0)
Current year prior service cost	0.8	0	0
Amortization of prior service cost	0	0	0
Exchange rate adjustment	0	0	0
Total recognized in other comprehensive income (loss)	(4.2)	(19.2)	3.2
Total recognized in net periodic benefit cost and other comprehensive income (loss)	10.3	21.4	(1.7)
International
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss (gain)	11.4	22.8	(4.2)
Amortization of actuarial (loss) gain	(2.2)	(3.9)	(4.8)
Current year prior service cost	(0.3)	0	0
Amortization of prior service cost	(0.4)	(0.2)	(0.1)
Exchange rate adjustment	4.1	(1.0)	(3.2)
Total recognized in other comprehensive income (loss)	(12.6)	(17.7)	12.3
Total recognized in net periodic benefit cost and other comprehensive income (loss)	15.4	22.4	(5.6)
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss (gain)	0.1	0	0
Amortization of actuarial (loss) gain	1.6	0.6	0.9
Current year prior service cost	0	0	0
Amortization of prior service cost	0	0	0
Exchange rate adjustment	(0.1)	0	0.1
Total recognized in other comprehensive income (loss)	(1.6)	(0.6)	(1.0)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 0.8	$ 0.8	$ 1.0